Write-down and loss on sale of vessels - Additional Information - Asset Impairments (Detail)		1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 25, 2017 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel	Oct. 31, 2019 USD ($)	Jun. 30, 2018 vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net			$ 5,033,130,000			$ 5,033,130,000	$ 5,517,133,000	$ 5,033,130,000	$ 5,517,133,000
Proceeds from sale of vessels and equipment								$ 31,523,000	28,837,000	$ 73,712,000
Cancellation option period (in years)								13 years
Fair Value Discounted Cash Flow Discount Rate	10.00%
Write-down and loss on sale of vessels								$ (170,310,000)	(53,693,000)	(270,743,000)
Gain (loss) on sale of assets								$ (170,310,000)	(53,693,000)	(270,743,000)
Offshore Production | FPSO
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								2
Fair Value Discounted Cash Flow Discount Rate	10.00%										9.50%
Other
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets								$ 0	$ 170,000	$ (29,000)
Teekay LNG | Alexander Spirit [Member]
Property, Plant and Equipment [Line Items]
Write-down and loss on sale of vessels				$ 11,500,000
Handymax | Liquefied Gas Segment
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								1	1	0
Handymax | Teekay LNG | Conventional Tankers
Property, Plant and Equipment [Line Items]
Write down on vessel								$ 785,000	$ 13,000,000	$ 0
FPSO | Offshore Production
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								3	0	3
Property, Plant and Equipment, Net	$ 113,000,000
FPSO | Teekay Parent [Member] | FPSO
Property, Plant and Equipment [Line Items]
Write down on vessel								$ 178,330,000	$ 0	$ 205,659,000
LNG Carriers | Teekay LNG
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					4	2
LNG Carriers | Teekay LNG | Liquefied Gas Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					7
LNG Carriers | Teekay LNG | Liquefied Gas Segment [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								2	0	0
Write down on vessel								$ 0	$ 33,000,000	$ 0
Gain (loss) on sale of assets								$ 14,349,000	$ 0	$ 0
European Spirit [Member] | Teekay LNG | Conventional Tanker Segment
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment							15,700,000
African Spirit [Member] | Teekay LNG | Conventional Tanker Segment
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment							$ 12,800,000
Shuttle Tankers | Offshore Production
Property, Plant and Equipment [Line Items]
Number of vessels	2
Liquefied Gas Carriers | Liquefied Gas Segment
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								0	4	0
European Spirit and African Spirit [Member] | Teekay LNG | Liquefied Gas Segment
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								0	2	2
Teide Spirit and Toledo Spirit | Teekay LNG | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								0	0	2
Write down on vessel								$ 0	$ 0	$ 25,500,000
Aframax Tanker [Member] | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								0	0	3
Write down on vessel								$ 0	$ 0	$ 11,158,000
Falcon Spirit FSO | Teekay Offshore | Offshore Logistics
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								0	0	1
Write down on vessel								$ 0	$ 0	$ 1,500,000
Suezmax | Teekay LNG | Conventional Tankers
Property, Plant and Equipment [Line Items]
Write down on vessel								$ 0	$ 7,863,000	$ 25,100,000
Suezmax | Teekay Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			2			1
Proceeds from sale of vessels and equipment			$ 38,000,000
Suezmax | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								0	0	2
Write down on vessel								$ 0	$ 0	$ 1,797,000
Suezmaxes Tankers Three | Teekay Tankers | Conventional Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								3	0	0
Write down on vessel									$ 0	$ 0
Write-down and loss on sale of vessels								$ (5,544,000)
Subsequent Events | Teekay Tankers
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment		$ 40,800,000